Condensed Statements of Consolidated Comprehensive Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements of Consolidated Comprehensive Income [Abstract]
Net income	$ 324	$ 380	$ 800	$ 683	$ 864	$ 905	$ 770
Other comprehensive income (loss):
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax)		1	2	2	3	2	3
Cash flow hedges – (loss) gain on settlement of interest rate hedge transactions (net of tax)			(13)
Cash flow hedges – loss on settlement (net of tax benefit of $1, $0 and $0) (Notes 1, 6 and 8)					(3)
Fair value hedges - unrealized (loss) gain on cross-currency swaps attributable to excluded components (net of tax)	(3)		(12)
Defined benefit pension plans	1		2	(20)	(18)	(33)	17
Total other comprehensive income (loss)	(2)	1	(21)	(18)	(18)	(31)	20
Comprehensive income	$ 322	$ 381	$ 779	$ 665	$ 846	$ 874	$ 790